Remuneration System for the Management Board and Employees of the Group - 2017 Stock Option Plan - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Apr. 01, 2017 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) Beneficiary shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period			1 year
Fair value of stock options granted		€ 102.95	€ 102.95
Share based payment expense			€ 5,585,000	€ 4,975,000	€ 2,357,000
2017 stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date			Apr. 01, 2017
Description of vesting requirements for share-based payment arrangement			The grant date was April 1, 2017 and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares of the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
Share based compensation vesting period			4 years
Number of share subscription rights granted | shares			2
Exercise price of share options granted			€ 55.52
Description of share based compensation exercise period			The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2024.
Number of stock options granted	81,157
Percentage of target achievement to stock options grant	100.00%
Fair value of stock options granted	€ 21.41
Number of stock options forfeited		8,398
Number of beneficiaries left | Beneficiary			7
Assumption for beneficiaries that would leave in the vesting period | Beneficiary			2
Percentage of target expected to achieve to stock options grant	125.00%
Performance period to issue total number of shares	4 years
Increase in total number of shares to be issued | shares	90,949
Share based payment expense			€ 436,154	€ 801,330
2017 stock option plan [member] | Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	40,319
2017 stock option plan [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	37,660
2017 stock option plan [member] | Employees not in senior management group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	3,178